FAIR VALUE AND RISK MANAGEMENT - Fair value hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	$ 1,768,920	$ 1,672,290
Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	1,072,283	936,676
Level 3
Disclosure of detailed information about financial instruments
Financial assets	8,808,139	8,880,753
Unsecured debentures, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	1,768,920	1,672,290
Unsecured debentures, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured debentures, net | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured term loans, net | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Unsecured term loans, net | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	1,173,746	1,090,451
Unsecured term loans, net | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Secured debt | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities		0
Secured debt | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities		51,373
Secured debt | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities		0
Foreign Exchange Collar contracts | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities		0
Foreign Exchange Collar contracts | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities		2,426
Foreign Exchange Collar contracts | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities		0
Derivatives | Level 1
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities	8,429	13,467
Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities	0	0
Investment properties | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0	0
Investment properties | Level 2
Disclosure of detailed information about financial instruments
Financial assets	0	0
Investment properties | Level 3
Disclosure of detailed information about financial instruments
Financial assets	8,808,139	8,839,571
Assets held for sale | Level 1
Disclosure of detailed information about financial instruments
Financial assets		0
Assets held for sale | Level 2
Disclosure of detailed information about financial instruments
Financial assets		0
Assets held for sale | Level 3
Disclosure of detailed information about financial instruments
Financial assets		41,182
Derivatives | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0	0
Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial assets	109,242	151,855
Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial assets	0	0
Foreign Exchange Collar contracts | Level 1
Disclosure of detailed information about financial instruments
Financial assets	0
Foreign Exchange Collar contracts | Level 2
Disclosure of detailed information about financial instruments
Financial assets	650
Foreign Exchange Collar contracts | Level 3
Disclosure of detailed information about financial instruments
Financial assets	$ 0
Loan receivable | Level 1
Disclosure of detailed information about financial instruments
Financial assets		0
Loan receivable | Level 2
Disclosure of detailed information about financial instruments
Financial assets		69,186
Loan receivable | Level 3
Disclosure of detailed information about financial instruments
Financial assets		$ 0